Annual Total Returns- Vanguard International Explorer Fund (Investor) [BarChart] - Investor - Vanguard International Explorer Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(19.74%)	17.93%	30.24%	(2.88%)	8.60%	(1.77%)	38.77%	(23.02%)	21.91%	15.08%